Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 528	$ 457
AB InBev's net capital expenditures in the statement of cash flow	$ 3,687	4,854
Lease agreement term	27 years
Additions to right of use assets	$ 381	420
Bottom of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period	6 years
Top of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period	8 years
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	41.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	44.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improving administrative capabilities and for the purchase of hardware and software	15.00%
Property, plant and equipment subject to operating leases [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period	5 years
Property, plant and equipment subject to operating leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period	10 years
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title	$ 2	$ 4